Notes to the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2022
Notes To The Cash Flow Statement [Abstract]
Summary of Tabular Form of Cash Flow from Operating Activities

	Note	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Operating (loss) / profit		(10.1)	7.1	17.3	10.4
Adjustments for:
Depreciation of property, plant and equipment	14	15.0	11.0	4.3	7.3
Depreciation of right-of-use assets	15	11.5	9.1	3.8	6.7
Amortization of intangible assets	13	26.4	20.9	7.9	15.7
Impairment of intangible assets	13	1.0	3.8	—	14.9
Impairment of asset held for sale	8	18.3	—	—	—
Loss on disposal of property, plant and equipment	14	—	0.5	0.2	—
Loss on disposal of right of use asset		0.6	—	—	—
Derivative financial instruments at fair value through profit or loss	6	0.2	—	(0.4)	—
Research and development expenditure credit	6	(2.0)	(2.5)	(0.7)	(1.5)
Share-based payments charge	27	23.3	17.9	7.3	9.3
Unrealized currency translation (gains) / losses		(1.3)	0.4	1.0	(1.4)
Operating cash flows before movements in working capital		82.9	68.2	40.7	61.4

Increase in inventories		(7.4)	(6.2)	(3.5)	(1.1)
(Increase) / decrease in receivables		(33.3)	4.0	(7.7)	2.7
(Decrease) / increase in payables		(6.2)	6.2	3.6	2.4

Cash generated from operations		36.0	72.2	33.1	65.4

Summary of Reconciliation Of Liabilities Arising from Financing Activities Explanatory
Analysis of changes in net debt

	Cash and cash equivalents £m	Lease liabilities* £m	Borrowings* £m	Net debt £m
At 1 January 2021	211.9	(117.0)	—	94.9
Additions to leases	—	(4.1)	—	(4.1)
Cash flow	(117.2)	10.3	(120.0)	(226.9)
Foreign exchange and other non-cash movements	0.4	0.3	0.8	1.5

At 31 December 2021	95.1	(110.5)	(119.2)	(134.6)
Additions to leases	—	(1.2)	—	(1.2)
Cash flow	(11.2)	13.4	—	2.2
Foreign exchange and other non-cash movements	5.1	(6.0)	(0.4)	(1.3)

At 31 December 2022	89.0	(104.3)	(119.6)	(134.9)